Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
5.30 Provisions
5.30.1 Provisions for employee commitments

	Year ended December 31
in € thousand	2024	2023
Employer contribution costs on share-based compensation plans	81	1,684
Phantom shares	1	1,421
Retirement termination benefits	515	459
Leaving indemnities and restructurings	964	670
BALANCE AS AT CLOSING DATE	1,561	4,234
Less non-current portion	546	490
CURRENT PORTION	1,015	3,744
Share-based provisions
Employer contribution costs on share-based compensation plans and phantom shares are calculated at the balance sheet date using the share price of Valneva as at December 31, 2024: €2.16 (December 31, 2023: €4.72). The decrease in these provisions as at December 31, 2024 is mainly due to the share price movement.
Retirement termination benefits
Some Group companies provide retirement termination benefits to their retirees.
For defined benefit plans, retirement costs are determined once a year:
•From December 31, 2021 onward, under the new calculation method proposed by the IFRS IC and according to the updated recommendation of the ANC n 2013-02 as at December 31, 2021: under this method, when the plan provides for the payment of an indemnity to the employee, if he or she is present at the date of retirement, the amount of which depends on seniority and is capped at a certain years of service, the commitment must be calculated solely on the basis of the years of service prior to the retirement date.
The final obligation is then discounted. These calculations mainly use the following assumptions:
•a discount rate;
•a salary increase rate;
•an employee turnover rate.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise.
For basic schemes and defined contribution plans, the Group recognizes the contributions as expenses when payable, as it has no obligations over and above the amount of contributions paid.
Assumptions used

	Year ended December 31
in € thousand	2024	2023
Discount rate	3.40%	3.20%
Salary increase rate	2.50%	2.50%
Turnover rate	0%-21.35%	0%-21.35%
Social security rate	43.00%-47.00%	43.00%-47.00%
Average remaining lifespan of employees (in years)	20	22
Changes in defined benefit obligation
Present value of obligation development:

	Year ended December 31
in € thousand	2024	2023
BALANCE AS AT JANUARY 1	459	330
Current service cost	105	(1)
Actuarial losses/(gains)	(49)	130
BALANCE AS AT CLOSING DATE	515	459
5.30.2 Other provisions

	Year ended December 31
in € thousand	2024	2023
Non-current	—	584
Current	5,671	7,091
PROVISIONS	5,671	7,675

The position mostly comprises €5.2 million from a provision for expected legal and settlement costs under a court proceeding related to the Intercell AG/Vivalis SA merger (December 31, 2023: €5.2 million). For further information on this court proceeding, please see Note 5.33.